NOTE 7 – PURCHASE DEPOSITS FOR INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Accounting Policies [Abstract]
NOTE 7 – PURCHASE DEPOSITS FOR INTANGIBLE ASSETS

NOTE 7 – PURCHASE DEPOSITS FOR INTANGIBLE ASSETS

The balance of purchase deposits for intangible assets which relates to the acquisition of copyrights and broadcast rights for movies and TV dramas and software was as follows:

	February 29, 2024	August 31, 2023

Purchase deposit for software	$—	$300,000
Total purchase deposits for intangible assets	$—	$300,000

On June 8, 2023, the Group has entered into software development contract for the creation of the streaming software designed for use on both the website and mobile applications. Pursuant to the contract’s terms, the Developer is contractually obliged to deliver the software by September 8, 2024, which corresponds to the upcoming 15-month period. The costs of the software amounts to $1,500,000. As of August 31, 2023, the Group has remitted an initial payment of $300,000 to the Developer. On November 28, 2023, both parties entered into an amended agreement to sell the software-in-progress to the Developer for $385,000. The amount was received through Zestv Studios Limited as of November 30, 2023 and used to reduce the amount of loan from CEO (see Note 8). The Company recognized a gain on the sales of software of $85,000. From December 1, 2023 to August 31, 2024, the Group is obliged to provide consulting services to the Developer regarding the design and development of the software-in-progress. The monthly consulting fee is $25,600.

NOTE 7 – PURCHASE DEPOSITS FOR INTANGIBLE ASSETS

NOTE 7 – PURCHASE DEPOSITS FOR INTANGIBLE ASSETS

The balance of purchase deposits for intangible assets which relates to the acquisition of copyrights and broadcast rights for movies and TV dramas and software was as follows:

	August 31, 2023	August 31, 2022

Purchase deposit for movies and TV dramas	$—	$881,724
Purchase deposit for software	300,000	—
Total purchase deposits for intangible assets	$300,000	$881,724

On June 8, 2023, the Group has entered into software development contract for the creation of the streaming software designed for use on both the website and mobile applications. Pursuant to the contract’s terms, the Developer is contractually obliged to deliver the software by September 8, 2024, which corresponds to the upcoming 15-month period. The costs of the software amounts to $1,500,000. As of August 31, 2023, the Group has remitted an initial payment of $300,000 to the Developer.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS